Share capital	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

11.      Share capital

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

At December 31, 2020, there were 70,344,850 issued and fully paid common shares (2019 - 55,494,015).

Financings

During the year ended December 31, 2020 and 2019, the Company did not complete any equity financings.  During the years, certain stock options and warrants were exercised as noted below.

Basic and diluted loss per share

The calculation of basic and diluted loss per share for the year ended December 31, 2020 was based on the loss attributable to common shareholders of $2,021,798 (2019 - $1,663,674) and the weighted average number of common shares outstanding of 60,475,382 (2019 - 51,169,610)

Diluted loss per share did not include the effect of 7,000,000 stock options and 240,000 warrants as the effect would be anti-dilutive.

Stock options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 10% of the Company's issued and outstanding common shares. Such options will be exercisable for a period of up to 5 years from the date of grant. In connection with the foregoing, the number of common shares reserved for issuance to any one optionee will not exceed five percent (5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all investor relations and technical consultants will not exceed two percent (2%) of the issued and outstanding common shares. Options may be exercised no later than 90 days following cessation of the optionee's position with the Company or 30 days following cessation of an optionee conducting investor relations activities' position.

On exercise, each option allows the holder to purchase one common share of the Company. The changes in options during the years ended December 31, 2020 and 2019 are as follows:

	Year ended December 31, 2020		Year ended December 31, 2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	5,535,000	$0.34	3,960,000	$0.36
Options granted	5,625,000	0.52	2,175,000	0.30
Options exercised	(4,060,000)	0.35	(375,000)	0.10
Options expired/forfeited	(100,000)	0.30	(225,000)	0.64
Options outstanding, ending	7,000,000	$0.48	5,535,000	$0.34
Options exercisable, ending	2,731,250	$0.42	5,253,750	$0.34

The weighted average share price on the date of option exercise during the year ended December 31, 2020 was $1.45 (2019 - $0.32).

Details of options outstanding as at December 31, 2020 are as follows:

Exercise price	Weighted average contractual life	Number of options outstanding
$0.10	0.50 years	500,000
$0.30	3.57 years	50,000
$0.35	2.96 years	300,000
$0.40	1.76 years	150,000
$0.52	5.00 years	5,625,000
$0.55	2.10 years	300,000
$0.60	1.82 years	75,000
$0.48	4.35 years	7,000,000

Stock-based compensation

During the year ended December 31, 2020, the Company granted 5,625,000 stock options (2019 - 2,175,000 stock options), the weighted average grant date fair value of the options was $0.44 per option (2019 - $0.22). The stock options vest as to 25% on the grant date and 25% every year thereafter. The fair value was determined using the Black-Scholes option pricing model using the following weighted average assumptions:

	2020	2019
Share price	$0.51	$0.25
Exercise price	$0.52	$0.30
Expected life of options	5.0 years	4.9 years
Annualized volatility	130%	149%
Risk-free interest rate	0.80%	2.10%
Dividend rate	0%	0%

The expected volatility was calculated using the historical stock prices of the Company.

During the year ended December 31, 2020, the Company recorded $615,545 (2019 - $515,620) of stock-based compensation to the statement of comprehensive loss based on the vesting of stock options granted.

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company. The changes in warrants outstanding during the years ended December 31, 2020 and 2019 are as follows:

	Year ended December 31, 2020		Year ended December 31, 2019
	Number of warrants	Average exercise price	Number of warrants	Average exercise price
Warrants outstanding, beginning	11,870,001	$0.29	23,876,801	$0.20
Warrants issued	—		—
Warrants exercised	(10,790,835)	0.25	(11,970,000)	0.10
Warrants expired	(839,166)	0.70	(36,800)	0.70
Warrants outstanding, ending	240,000	$0.70	11,870,001	$0.29

Details of warrants outstanding as at December 31, 2020 are as follows:

Exercise price	Weighted average contractual life	Number of warrants outstanding
$0.70	0.01 years	(1)240,000
$0.70	0.01 years	240,000

(1)Subsequent to December 31, 2020, these warrants expired unexercised.